FINANCIAL INSTRUMENTS AND RISKS DISCLOSURE: Assets and liabilities measured at fair value on a recurring basis, table (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Assets and liabilities measured at fair value on a recurring basis, table
As at January 31, 2023	Level 1	Level 2	Level 3	Total
Cash	$20,776	$-	$-	$20,776

	$20,776	$-	$-	$20,776